NEW ACCOUNTING STANDARDS AND RECENT PRONOUNCEMENTS	12 Months Ended
Dec. 31, 2017
NEW ACCOUNTING STANDARDS AND RECENT PRONOUNCEMENTS
NEW ACCOUNTING STANDARDS AND RECENT PRONOUNCEMENTS

5.             NEW ACCOUNTING STANDARDS AND RECENT PRONOUNCEMENTS

New standards, amendments and interpretations not yet adopted

A number of new standards and amendments to standards and interpretations that have been issued but are not yet effective. None of these are expected to have a significant effect on the consolidated financial statements except the following:

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IFRS 9, Financial Instruments, addresses the classification, measurement and recognition of financial assets and financial liabilities. It replaces the guidance in IAS 39, Financial Instruments: Recognition and Measurement that relate to the classification and measurement of financial instruments. IFRS 9 retains but simplifies the mixed measurement model and establishes three primary measurement categories for financial assets: amortized cost, fair value through other comprehensive earnings and FVTPL. The basis of classification depends on the entity’s business model for managing its financial instruments and the contractual cash flow characteristics of the instrument. For financial liabilities, the standard retains most of the IAS 39 requirements. The main change for liabilities is that, in cases where the fair value option is taken for financial liabilities, the part of a fair value change due to an entity’s own credit risk is recorded in other comprehensive loss rather than in net loss. IFRS 9 is effective for annual periods beginning on or after January 1, 2018, with early adoption permitted. The Company has completed its assessment of the impact of IFRS 9. Management expects a reclassification of the portion of the gain (loss) on financial instruments at fair value for the stream obligation related to the Company’s own credit risk from net loss to comprehensive loss.

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IFRS 16, Leases addresses accounting for leases and lease obligations. It replaces the existing leasing guidance in IAS 17, Leases. The objective of the new standard is to report all leases on the statement of financial position and to define how leases and lease liabilities are measured. IFRS 16 is effective from January 1, 2019. The Company is in the process of evaluating all lease agreements to determine the impact of IFRS 16. The Company expects that the recognition of leases on the statement of financial position will result in an increase in the amount recorded as leased assets and lease obligations.

There are no other IFRS’s or International Financial Reporting Interpretations Committee interpretations that are not yet effective or early adopted that are expected to have a material impact on the Company.